Risk Categories (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of interest reate and market sensitivities
The following table sets out the estimated immediate impact on, or sensitivity of our net income and OCI, and Sun Life Assurance's MCCSR ratio to certain instantaneous changes in interest rates and equity market prices as at December 31, 2017 and December 31, 2016.

Interest Rate and Equity Market Sensitivities
As at December 31, 2017(1) ($ millions, unless otherwise noted)
Interest rate sensitivity(2)(6)	100 basis point decrease	50 basis point decrease	50 basis point increase	100 basis point increase
Potential impact on net income(3)(6)	$(250)	$(100)	$50	$100
Potential impact on OCI	$550	$250	$(250)	$(550)

Equity markets sensitivity(5)	25% decrease	10% decrease	10% increase	25% increase
Potential impact on net income(3)	$(300)	$(100)	$100	$300
Potential impact on OCI	$(200)	$(50)	$50	$200

As at December 31, 2016(1) ($ millions, unless otherwise noted)
Interest rate sensitivity(2)(6)	100 basis point decrease	50 basis point decrease	50 basis point increase	100 basis point increase
Potential impact on net income(3)(6)	$(200)	$(100)	$50	$50
Potential impact on OCI	$550	$250	$(250)	$(500)

Equity markets sensitivity(5)	25% decrease	10% decrease	10% increase	25% increase
Potential impact on net income(3)	$(300)	$(100)	$100	$250
Potential impact on OCI	$(150)	$(50)	$50	$150

(1) Net income and OCI sensitivities have been rounded to the nearest $50 million. The sensitivities exclude the market impacts on the income from our joint ventures and associates, which we account for on an equity basis.

(2) Interest rate sensitivities assume a parallel shift in assumed interest rates across the entire yield curve as at December 31, 2017 and December 31, 2016, with no change to the ASB promulgated Ultimate Reinvestment Rate ("URR"). Variations in realized yields based on factors such as different terms to maturity and geographies may result in realized sensitivities being significantly different from those illustrated above. Sensitivities include the impact of re-balancing interest rate hedges for dynamic hedging programs at 10 basis point intervals (for 50 basis point changes in interest rates) and at 20 basis point intervals (for 100 basis point changes in interest rates).

(3) The market risk sensitivities include the estimated mitigation impact of our hedging programs in effect as at December 31, 2017 and December 31, 2016, and include new business added and product changes implemented prior to such dates.

(5) Represents the respective change across all equity markets as at December 31, 2017 and December 31, 2016. Assumes that actual equity exposures consistently and precisely track the broader equity markets. Since in actual practice equity-related exposures generally differ from broad market indices (due to the impact of active management, basis risk and other factors), realized sensitivities may differ significantly from those illustrated above. Sensitivities include the impact of re-balancing equity hedges for dynamic hedging programs at 2% intervals (for 10% changes in equity markets) and at 5% intervals (for 25% changes in equity markets).

(6) The majority of interest rate sensitivity, after hedging, is attributed to individual insurance products. We also have interest rate sensitivity, after hedging, from our fixed annuity and segregated funds products.

Disclosure of credit and swap spread sensitivities

Credit Spread Sensitivities ($ millions, after-tax)
Net income sensitivity(1)(2)	50 basis point decrease	50 basis point increase
December 31, 2017	(100)	100
December 31, 2016	(125)	125
(1) Sensitivities have been rounded to the nearest $25 million.
(2) In most instances, credit spreads are assumed to revert to long-term insurance contract liability assumptions generally over a five-year period.

Swap Spread Sensitivities ($ millions, after-tax)
Net income sensitivity(1)	20 basis point decrease	20 basis point increase
December 31, 2017	25	(25)
December 31, 2016	25	(25)
(1) Sensitivities have been rounded to the nearest $25 million.

Disclosure of financial liabilities and contractual obligations
The following table summarizes the contractual maturities of our significant financial liabilities and contractual commitments as at December 31, 2017 and December 31, 2016:

Financial Liabilities and Contractual Obligations
December 31, 2017 ($ millions)	Within 1 year	1 year to 3 years	3 years to 5 years	Over 5 years	Total
Insurance and investment contract liabilities(1)	$10,242	$7,552	$7,729	$242,181	$267,704
Senior debentures and unsecured financing(2)	120	516	489	4,393	5,518
Subordinated debt(2)	126	251	251	4,229	4,857
Bond repurchase agreements	1,976	—	—	—	1,976
Accounts payable and accrued expenses	5,814	—	—	—	5,814
Secured borrowings from mortgage securitization	81	333	398	701	1,513
Borrowed funds(2)	80	52	49	83	264
Total liabilities	$18,439	$8,704	$8,916	$251,587	$287,646
Contractual commitments(3)
Contractual loans, equities and mortgages	$1,138	$820	$214	$761	$2,933
Operating leases	116	207	148	452	923
Total contractual commitments	1,254	1,027	362	1,213	3,856

December 31, 2016 ($ millions)	Within 1 year	1 year to 3 years	3 years to 5 years	Over 5 years	Total
Insurance and investment contract liabilities(1)	$10,249	$8,393	$8,363	$226,117	$253,122
Senior debentures and unsecured financing(2)	110	520	485	4,392	5,507
Subordinated debt(2)	150	299	299	4,696	5,444
Bond repurchase agreements	1,789	—	—	—	1,789
Accounts payable and accrued expenses	6,530	—	—	—	6,530
Secured borrowings from mortgage securitization	22	251	419	597	1,289
Borrowed funds(2)	97	49	53	132	331
Total liabilities	$18,947	$9,512	$9,619	$235,934	$274,012
Contractual commitments(3)
Contractual loans, equities and mortgages	$987	$461	$30	$908	$2,386
Operating leases	109	212	152	471	944
Total contractual commitments	$1,096	$673	$182	$1,379	$3,330

(1) These amounts represent the undiscounted estimated cash flows of insurance and investment contract liabilities on our Consolidated Statements of Financial Position. These cash flows include estimates related to the timing and payment of death and disability claims, policy surrenders, policy maturities, annuity payments, minimum guarantees on segregated fund products, policyholder dividends, amounts on deposit, commissions and premium taxes offset by contractual future premiums and fees on in-force contracts. These estimated cash flows are based on the best estimated assumptions used in the determination of insurance and investment contract liabilities. Due to the use of assumptions, actual cash flows will differ from these estimates.

(2) Payments due based on maturity dates and include expected interest payments. Actual redemption of certain securities may occur sooner as some include an option for the issuer to call the security at par at an earlier date.

(3) Contractual commitments and operating lease commitments are not reported on our Consolidated Statements of Financial Position. Additional information on these commitments is included in Note 23 of our 2017 Annual Consolidated Financial Statements.